FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  September 30, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.
                   --------------------------------------------

                       Address:  666 Fifth Avenue, 34th Floor
                                 New York, New York  10103
                       ---------------------------------------


                        Form 13F File Number: 028-06437
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers

Title:    President

Phone:    212-484-5050


Signature, Place, and Date of Signing

/s/ Alexander J. Roepers         New York, NY                November 14, 2011
-------------------------       --------------              -------------------
[Signature]                    [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            16
                                                   --

Form 13F Information Table Value Total:       $ 844,313 (thousands)
                                              ---------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                               September 30, 2011


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
ASHLAND INC NEW               COM        044209104  $132,420   3,000,000   SH         Sole              3,000,000
CRANE CO                      COM        224399105   $10,159     284,655   SH         Sole                284,655
CROWN HOLDINGS INC            COM        228368106   $22,039     720,000   SH         Sole                720,000
CURTISS WRIGHT CORP           COM        231561101   $11,532     400,000   SH         Sole                400,000
ENERGIZER HLDGS INC           COM        29266R108  $121,585   1,830,000   SH         Sole              1,830,000
FLOWSERVE CORP                COM        34354P105   $89,744   1,212,756   SH         Sole              1,212,756
JARDEN CORP                   COM        471109108   $11,304     400,000   SH         Sole                400,000
MCKESSON CORP                 COM        58155Q103   $19,962     274,575   SH         Sole                274,575
NALCO HOLDING COMPANY         COM        62985Q101  $118,932   3,400,000   SH         Sole              3,400,000
NEWELL RUBBERMAID INC         COM        651229106   $15,431   1,300,000   SH         Sole              1,300,000
OWENS ILL INC                 COM NEW    690768403  $120,960   8,000,000   SH         Sole              8,000,000
RAYTHEON CO                   COM NEW    755111507  $130,784   3,200,000   SH         Sole              3,200,000
SOLUTIA INC                   COM NEW    834376501    $9,638     750,000   SH         Sole                750,000
STANLEY BLACK & DECKER INC    COM        854502101   $10,311     210,000   SH         Sole                210,000
TIMKEN CO                     COM        887389104   $13,784     420,000   SH         Sole                420,000
TRW AUTOMOTIVE HLDGS CORP     COM        87264S106    $5,728     175,000   SH         Sole                175,000




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